FINANCIAL RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
Jan. 31, 2019 USD ($)
FINANCIAL RISK MANAGEMENT [abstract]
Percentage of change in exchange rate	10.00%
Comprehensive loss due to change in exchange rate	$ 1,867,000